November 27, 2024

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	High Income Securities Fund (CIK No: 0000810943; File No.: 811-05133) Preliminary Proxy Statement on Schedule 14A Notice of Filing

To Whom it May Concern:

On behalf of High Income Securities Fund (the “Fund”), we hereby file a preliminary proxy statement pursuant to the requirements of the Securities Exchange Act of 1934, as amended, including Rule 14a-6 thereof. The proxy relates to the election of seven Trustees to the Fund’s Board of Trustees and the approval of a proposal to convert the Fund to an open-end investment company.  The disclosure relating to the proposal to convert the Fund to an open-end investment company is substantially similar to the disclosure that was included for the same proposal in the definitive proxy statement filed by the Fund on November 17, 2023.

Please contact me at (212) 885-5205 with any comments or questions you may have or for any further information you may desire.

Very truly yours, /s/ Margaret M. Murphy Margaret M. Murphy